Related Party Transactions - Summary of Transactions with Related Party Pension Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Summary of Transactions with Related Party Pension Plans
Equity shares issued by the Group held in plan assets	€ 1	€ 0
Other assets	0	0
Fees paid from plan assets to asset managers of the Group	24	25
Market value of derivatives with a counterparty of the Group	(692)	(737)
Notional amount of derivatives with a counterparty of the Group	€ 7,325	€ 10,150